Inventory - Schedule of Inventory, Current (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory, Current
Inventory consisted of the following as of March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Raw materials	$2,509,875	$2,529,364
Work in process	1,405,128	1,627,802
Finished Goods	201,225	261,031

Total	$4,116,228	$4,418,197

Inventory consisted of the following as of December 31:

	2023	2022
Raw materials	$2,529,364	$2,567,311
Work in process	1,627,802	1,683,341
Finished Goods	261,031	528,254

Total	$4,418,197	$4,778,906